UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               ---------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              -------------------------

Address:      21405 Ivy Road
              ---------------

              Charlottesville, VA  22903
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -----------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          ------------------------------------------------------

Phone:    804-817-8206
          ------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                         Charlottesville, VA     May 15, 2001
--------------                          -------------------     ------------
(Signature)                             (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               4
                                                --

Form 13F Information Table Entry Total:        122
                                               ---

Form 13F Information Table Value Total:    $56,370.063
                                           ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Ambassadors
 International, Inc.   COM       023178106   $621,250.00    35,000.00                   X
American Italian
 Pasta Co.-Class A     COM       027070101   $553,600.00    17,300.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102   $281,437.50    15,800.00                   X
ArthoCare Corp.        COM       043136100   $558,600.00    39,900.00                   X
Biosite
 Diagnostics Inc.      COM       090945106   $551,250.00    14,700.00                   X
C-Bridge Internet
 Solutions, Inc.       COM       12500B105    $93,750.00    50,000.00                   X
ClickAction, Inc.      COM       18681E107   $143,212.50    40,200.00                   X
ClickAction, Inc.      PREFERRED 18681E990         $0.00       600.00                   X
ClickAction, Inc.      STOCK
                       WARRANT   18681E9W9    $16,031.25     6,000.00                   X
Conductus, Inc.        COM       206784100   $371,732.00    92,933.00                   X
Conductus, Inc.        WARRANT   206784993    $26,000.00    20,000.00                   X
Cysive, Inc.           COM       23281T108     $8,000.00     2,000.00                   X
Dyax Corp.             COM       26746E103   $100,000.00    12,500.00                   X
EcoScience Corp.       COM       279218200    $10,144.40    72,460.00                   X
Embrex, Inc.           COM       290817105   $471,437.50    39,700.00                   X
eXcelon Corp.          COM       300691102   $220,290.00   104,900.00                   X
Exponent, Inc.         COM       30214U102   $691,200.00    51,200.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $91,593.39    55,300.00                   X
Genencor
 International Inc.    COM       368709101   $372,312.50    37,000.00                   X
Hain Celestial
 Group, Inc.           COM       405217100   $292,900.00    10,100.00                   X
IntelliCorp, Inc.      COM       458153103     $3,000.00     3,000.00                   X
iPrint.com, Inc.       COM       462628108    $42,450.00   113,200.00                   X
Lion Bioscience
 AG - ADR              COM       536191109     $8,196.93       330.36                   X
Navidec, Inc.          COM       63934Q101    $87,937.50    46,900.00                   X
North American
 Palladium Ltd.        COM       656912102   $198,120.00    26,000.00                   X
Pacific Rim
 Mining Private        COM       694915794     $4,584.49    35,000.00                   X
Pacific Rim
 Mining Warrants       WARRANT   6949159A9         $0.17    17,500.00                   X
The Pep Boys -
 Manny, Moe & Jack     COM       713278109   $535,311.00    87,900.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102   $841,250.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101   $181,615.84    66,800.00                   X
San Juan Basin
 Royalty Trust         COM       798241105   $460,500.00    30,000.00                   X
Stillwater Mining Co.  COM       86074Q102   $532,885.00    19,700.00                   X
Strategic
 Diagnostics, Inc.     COM       862700101   $240,625.00    87,500.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101    $95,460.00     4,300.00                   X
Tumbleweed, Inc.       COM       899688105    $23,750.00    10,000.00                   X
Tumbleweed
 Communications Corp.  COM       899690101    $69,750.00    36,000.00                   X
Unify Corp.            COM       904743101    $16,640.00    83,200.00                   X
Valley Media, Inc.     COM       91972C106    $45,150.00    60,200.00                   X
Vicinity Corp.         COM       925653107    $92,627.60    52,000.00                   X
Brancote Holdings plc  COM       990120081   $117,286.12    60,000.00                   X
HPD Exploration        COM       990304941     $2,345.76    60,000.00                   X
Corner Bay
 Minerals, Inc.        COM       992205039    $30,852.28    34,700.00                   X
DB Group Ltd.          COM       996555587   $834,888.00   400,000.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $721,832.85   721,832.85                   X
ADC
 Telecommunications,
 Inc.                  COM       000886101   $294,950.00    34,700.00                   X
AOL Time Warner, Inc.  COM       00184A105   $658,460.00    16,400.00                   X
AT&T Liberty Media
 Group                 COM       001957208   $315,000.00    22,500.00                   X
Adobe Systems, Inc.    COM       00724F101   $192,335.00     5,500.00                   X
AMBAC Financial
 Group, Inc.           COM       023139108   $615,271.00     9,700.00                   X
American Home
 Products Corp.        COM       026609107   $569,875.00     9,700.00                   X
American
 International Group   COM       026874107   $925,750.00    11,500.00                   X
Amgen, Inc.            COM       031162100 $1,564,875.00    26,000.00                   X
Andarko Petroleum
 Corp.                 COM       032511107   $753,360.00    12,000.00                   X
Anheuser-Busch
 Companies, Inc.       COM       035229103   $417,963.00     9,100.00                   X
Applera Corp.          COM       038020103    $13,875.00       500.00                   X
Automatic Data
 Processing, Inc.      COM       053015103   $407,850.00     7,500.00                   X
Baxter
 International, Inc.   COM       071813109   $470,700.00     5,000.00                   X
BEA Systems, Inc.      COM       073325102   $337,812.50    11,500.00                   X
Boeing Co.             COM       097023105   $451,251.00     8,100.00                   X
Bristol-Myers
 Squibb Co.            COM       110122108   $819,720.00    13,800.00                   X
Brocade
 Communications, Inc.  COM       111621108   $121,162.00     5,800.00                   X
Calpine Corp.          COM       131347106   $666,347.00    12,100.00                   X
Cardinal Health, Inc.  COM       14149Y108    $96,750.00     1,000.00                   X
Ceridian Corp.         COM       15677T106   $336,700.00    18,200.00                   X
Ciena Corp.            COM       171779101   $249,750.00     6,000.00                   X
Cisco Systems, Inc.    COM       17275R102   $993,025.00    62,800.00                   X
Citigroup, Inc.        COM       172967101 $1,799,200.00    40,000.00                   X
Coca-Cola Co.          COM       191216100   $293,540.00     6,500.00                   X
Colgate-Palmolive Co.  COM       194162103   $480,762.00     8,700.00                   X
Corning Inc.           COM       219350105   $382,765.00    18,500.00                   X
EMC Corp.              COM       268648102   $735,000.00    25,000.00                   X
Elan Corp.             COM       284131208   $470,250.00     9,000.00                   X
Electronic
 Data Systems Corp.    COM       285661104   $279,300.00     5,000.00                   X
Enron Corp.            COM       293561106   $639,100.00    11,000.00                   X
Exxon Mobile Corp.     COM       30231G102 $1,004,400.00    12,400.00                   X
Fleet Boston
 Financial Corp.       COM       339030108 $1,106,075.00    29,300.00                   X
Genetech, Inc.         COM       368710406    $50,500.00     1,000.00                   X
General Electric Co.   COM       369604103 $3,177,174.00    75,900.00                   X
General Motors Corp.   COM       370442832   $294,450.00    15,100.00                   X
Genzyme Corp.          COM       372917104   $406,485.00     4,500.00                   X
Goldman Sachs
 Group, Inc.           COM       38141G104   $272,320.00     3,200.00                   X
Harley-Davidson, Inc.  COM       412822108   $242,880.00     6,400.00                   X
Home Depot, Inc.       COM       437076102   $474,100.00    11,000.00                   X
Honeywell
 International, Inc.   COM       438516106   $122,400.00     3,000.00                   X
Intel Corp.            COM       458140100   $763,062.50    29,000.00                   X
JDS Uniphase Corp.     COM       46612J101   $667,437.50    36,200.00                   X
J.P. Morgan
 Chase & Co.           COM       46625H100   $573,822.00    12,780.00                   X
Juniper Networks       COM       48203R104   $318,864.00     8,400.00                   X
Kohls Corp.            COM       500255104   $697,097.00    11,300.00                   X
Kroger Co.             COM       501044101   $484,852.00    18,800.00                   X
Lehman Brothers
 Holdings, Inc.        COM       524908100   $357,390.00     5,700.00                   X
Eli Lilly & Co.        COM       532457108   $344,970.00     4,500.00                   X
Linear Technolgy Corp. COM       535678106   $307,968.75     7,500.00                   X
Marsh & Mclennan
 Co's, Inc.            COM       571748102   $427,635.00     4,500.00                   X
Medtronic, Inc.        COM       585055106   $297,310.00     6,500.00                   X
Merck & Co., Inc.      COM       589331107 $1,305,480.00    17,200.00                   X
Merrill Lynch & Co.    COM       590188108   $288,080.00     5,200.00                   X
Microsoft Corp.        COM       594918104 $1,782,812.50    32,600.00                   X
Network
 Appliance, Inc.       COM       64120L104   $142,906.25     8,500.00                   X
Nextel
 Communications, Inc.  COM       65332V103   $235,750.00    16,400.00                   X
Nokia Corp. - ADR      COM       654902204   $592,800.00    24,700.00                   X
Nortel Networks Corp.  COM       656568102   $191,080.00    13,600.00                   X
Oracle Corp.           COM       68389X105   $635,152.00    42,400.00                   X
Pesico, Inc.           COM       713448108   $676,830.00    15,400.00                   X
Pfizer, Inc.           COM       717081103 $1,916,460.00    46,800.00                   X
Qwest Communications
 International, Inc.   COM       749121109   $336,480.00     9,600.00                   X
SBC Communications,
 Inc.                  COM       78387G103   $758,710.00    17,000.00                   X
Schlumberger Ltd.      COM       806857108   $604,905.00    10,500.00                   X
Siebel Systems, Inc.   COM       826170102   $152,320.00     5,600.00                   X
Sun Microsytems, Inc.  COM       866810104   $358,121.00    23,300.00                   X
Sysco Corp.            COM       871829107    $92,785.00     3,500.00                   X
Target Corp.           COM       87612E106   $685,520.00    19,000.00                   X
Tyco International
 Ltd.                  COM       902124106   $834,339.00    19,300.00                   X
United HealthGroup,
 Inc.                  COM       91324P102   $948,160.00    16,000.00                   X
Veritas Software Corp. COM       923436109   $323,680.00     7,000.00                   X
Versign, Inc.          COM       92343E102   $155,925.00     4,400.00                   X
Viacom, Inc. Class B   COM       925524308   $373,745.00     8,500.00                   X
Vodafone AirTouch plc  COM       92857W100   $369,240.00    13,600.00                   X
Walgreen Co.           COM       931422109   $950,640.00    23,300.00                   X
Global Crossing Ltd.   COM       G3921A100   $458,660.00    34,000.00                   X
Transocean Sedco
 Forex, Inc.           COM       G90078109   $411,825.00     9,500.00                   X
XL Capital Ltd.        COM       G98255105   $494,455.00     6,500.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $887,511.25   887,511.25                   X
                                          $56,370,062.83



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Ambassadors
 International, Inc.                    X
American Italian
 Pasta Co.-Class A                      X
Arena
 Pharmaceuticals, Inc.                  X
ArthoCare Corp.                         X
Biosite
 Diagnostics Inc.                       X
C-Bridge Internet
 Solutions, Inc.                        X
ClickAction, Inc.                       X
ClickAction, Inc.                       X
ClickAction, Inc.                       X
Conductus, Inc.                         X
Conductus, Inc.                         X
Cysive, Inc.                            X
Dyax Corp.                              X
EcoScience Corp.                        X
Embrex, Inc.                            X
eXcelon Corp.                           X
Exponent, Inc.                          X
Geerlings &
 Wade, Inc.                             X
Genencor
 International Inc.                     X
Hain Celestial
 Group, Inc.                            X
IntelliCorp, Inc.                       X
iPrint.com, Inc.                        X
Lion Bioscience
 AG - ADR                               X
Navidec, Inc.                           X
North American
 Palladium Ltd.                         X
Pacific Rim
 Mining Private                         X
Pacific Rim
 Mining Warrants                        X
The Pep Boys -
 Manny, Moe & Jack                      X
PharmChem
 Laboratories, Inc.                     X
Preview Systems, Inc.                   X
San Juan Basin
 Royalty Trust                          X
Stillwater Mining Co.                   X
Strategic
 Diagnostics, Inc.                      X
Titan
 Pharmaceuticals, Inc.                  X
Tumbleweed, Inc.                        X
Tumbleweed
 Communications Corp.                   X
Unify Corp.                             X
Valley Media, Inc.                      X
Vicinity Corp.                          X
Brancote Holdings plc                   X
HPD Exploration                         X
Corner Bay
 Minerals, Inc.                         X
DB Group Ltd.                           X
IBT Repurchase
 Agreement                              X
ADC
 Telecommunications, Inc.               X
AOL Time Warner, Inc.                   X
AT&T Liberty Media
 Group                                  X
Adobe Systems, Inc.                     X
AMBAC Financial
 Group, Inc.                            X
American Home
 Products Corp.                         X
American
 International Group                    X
Amgen, Inc.                             X
Andarko Petroleum
 Corp.                                  X
Anheuser-Busch
 Companies, Inc.                        X
Applera Corp.                           X
Automatic Data
 Processing, Inc.                       X
Baxter
 International, Inc.                    X
BEA Systems, Inc.                       X
Boeing Co.                              X
Bristol-Myers
 Squibb Co.                             X
Brocade
 Communications, Inc.                   X
Calpine Corp.                           X
Cardinal Health, Inc.                   X
Ceridian Corp.                          X
Ciena Corp.                             X
Cisco Systems, Inc.                     X
Citigroup, Inc.                         X
Coca-Cola Co.                           X
Colgate-Palmolive Co.                   X
Corning Inc.                            X
EMC Corp.                               X
Elan Corp.                              X
Electronic
 Data Systems Corp.                     X
Enron Corp.                             X
Exxon Mobile Corp.                      X
Fleet Boston
 Financial Corp.                        X
Genetech, Inc.                          X
General Electric Co.                    X
General Motors Corp.                    X
Genzyme Corp.                           X
Goldman Sachs
 Group, Inc.                            X
Harley-Davidson, Inc.                   X
Home Depot, Inc.                        X
Honeywell
 International, Inc.                    X
Intel Corp.                             X
JDS Uniphase Corp.                      X
J.P. Morgan
 Chase & Co.                            X
Juniper Networks                        X
Kohls Corp.                             X
Kroger Co.                              X
Lehman Brothers
 Holdings, Inc.                         X
Eli Lilly & Co.                         X
Linear Technolgy Corp.                  X
Marsh & Mclennan
 Co's, Inc.                             X
Medtronic, Inc.                         X
Merck & Co., Inc.                       X
Merrill Lynch & Co.                     X
Microsoft Corp.                         X
Network
 Appliance, Inc.                        X
Nextel
 Communications, Inc.                   X
Nokia Corp. - ADR                       X
Nortel Networks Corp.                   X
Oracle Corp.                            X
Pesico, Inc.                            X
Pfizer, Inc.                            X
Qwest Communications
 International, Inc.                    X
SBC Communications, Inc.                X
Schlumberger Ltd.                       X
Siebel Systems, Inc.                    X
Sun Microsytems, Inc.                   X
Sysco Corp.                             X
Target Corp.                            X
Tyco International Ltd.                 X
United HealthGroup, Inc.                X
Veritas Software Corp.                  X
Versign, Inc.                           X
Viacom, Inc. Class B                    X
Vodafone AirTouch plc                   X
Walgreen Co.                            X
Global Crossing Ltd.                    X
Transocean Sedco
 Forex, Inc.                            X
XL Capital Ltd.                         X
IBT Repurchase
 Agreement                              X
